Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	HOTCHKIS & WILEY FUNDS /DE/
Central Index Key	0001145022
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Mar. 29, 2018
Hotchkis & Wiley Diversified Value Fund | Class I
Prospectus:
Trading Symbol	HWCIX
Hotchkis & Wiley Diversified Value Fund | Class A
Prospectus:
Trading Symbol	HWCAX
Hotchkis & Wiley Diversified Value Fund | Class C
Prospectus:
Trading Symbol	HWCCX
Hotchkis & Wiley Large Cap Value Fund | Class I
Prospectus:
Trading Symbol	HWLIX
Hotchkis & Wiley Large Cap Value Fund | Class A
Prospectus:
Trading Symbol	HWLAX
Hotchkis & Wiley Large Cap Value Fund | Class C
Prospectus:
Trading Symbol	HWLCX
Hotchkis & Wiley Large Cap Value Fund | Class R
Prospectus:
Trading Symbol	HWLRX
Hotchkis & Wiley Mid-Cap Value Fund | Class I
Prospectus:
Trading Symbol	HWMIX
Hotchkis & Wiley Mid-Cap Value Fund | Class A
Prospectus:
Trading Symbol	HWMAX
Hotchkis & Wiley Mid-Cap Value Fund | Class C
Prospectus:
Trading Symbol	HWMCX
Hotchkis & Wiley Mid-Cap Value Fund | Class R
Prospectus:
Trading Symbol	HWMRX
Hotchkis & Wiley Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	HWSIX
Hotchkis & Wiley Small Cap Value Fund | Class A
Prospectus:
Trading Symbol	HWSAX
Hotchkis & Wiley Small Cap Value Fund | Class C
Prospectus:
Trading Symbol	HWSCX
Hotchkis & Wiley Small Cap Diversified Value Fund | Class I
Prospectus:
Trading Symbol	HWVIX
Hotchkis & Wiley Small Cap Diversified Value Fund | Class A
Prospectus:
Trading Symbol	HWVAX
Hotchkis & Wiley Global Value Fund | Class I
Prospectus:
Trading Symbol	HWGIX
Hotchkis & Wiley Global Value Fund | Class A
Prospectus:
Trading Symbol	HWGAX
Hotchkis and Wiley International Value Fund | Class I
Prospectus:
Trading Symbol	HWNIX
Hotchkis & Wiley Value Opportunities Fund | Class I
Prospectus:
Trading Symbol	HWAIX
Hotchkis & Wiley Value Opportunities Fund | Class A
Prospectus:
Trading Symbol	HWAAX
Hotchkis & Wiley Value Opportunities Fund | Class C
Prospectus:
Trading Symbol	HWACX
Hotchkis & Wiley Capital Income Fund | Class I
Prospectus:
Trading Symbol	HWIIX
Hotchkis & Wiley Capital Income Fund | Class A
Prospectus:
Trading Symbol	HWIAX
Hotchkis & Wiley High Yield Fund | Class A
Prospectus:
Trading Symbol	HWHAX
Hotchkis & Wiley High Yield Fund | Class C
Prospectus:
Trading Symbol	HWHCX
Hotchkis & Wiley High Yield Fund | Class I
Prospectus:
Trading Symbol	HWHIX
Hotchkis & Wiley High Yield Fund | Class Z
Prospectus:
Trading Symbol	HWHZX